Provisions - Schedule of Reconciliation of Changes in Provisions (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in other provisions [abstract]
Beginning balance	¥ 538,793	¥ 564,329
Increases	960,049	1,036,551
Decreases (utilized)	(863,606)	(1,109,294)
Decreases (reversed)	(52,275)	(44,568)
Foreign currency translation differences	(14,644)	91,775
Ending balance	568,317	538,793
Legal proceedings provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	22,342	64,290
Increases	7,181	54,679
Decreases (utilized)	(16,959)	(93,016)
Decreases (reversed)	(63)	(6,864)
Foreign currency translation differences	(40)	3,253
Ending balance	12,462	22,342
Restructuring
Reconciliation of changes in other provisions [abstract]
Beginning balance	12,102	8,951
Increases	41,794	14,326
Decreases (utilized)	(29,976)	(10,716)
Decreases (reversed)	(8,609)	(1,664)
Foreign currency translation differences	(1,316)	1,205
Ending balance	13,995	12,102
Rebates and return reserves
Reconciliation of changes in other provisions [abstract]
Beginning balance	483,259	465,214
Increases	871,225	956,682
Decreases (utilized)	(799,841)	(993,456)
Decreases (reversed)	(42,854)	(30,307)
Foreign currency translation differences	(12,624)	85,127
Ending balance	499,165	483,259
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	21,089	25,874
Increases	39,848	10,864
Decreases (utilized)	(16,829)	(12,106)
Decreases (reversed)	(750)	(5,734)
Foreign currency translation differences	(664)	2,191
Ending balance	¥ 42,695	¥ 21,089